Customer accounts receivable (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Credit card settlement receivables(1)	¥ 1,201	¥ 1,086
Investment management fee receivable	204	0
Others	18	0
Total	¥ 1,422	¥ 1,086